Leases (Assets By Type Which Nomura Leases On Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Leases [Line items]
Cost	¥ 953,465		¥ 999,450
Accumulated depreciation	(16,822)		(12,858)
Net carrying amount	936,643		986,592
Real estate [Member]
Leases [Line items]
Cost	941,530	[1]	984,087	[1]
Accumulated depreciation	(14,689)	[1]	(11,174)	[1]
Net carrying amount	926,841	[1]	972,913	[1]
Aircraft [Member]
Leases [Line items]
Cost	11,935		15,363
Accumulated depreciation	(2,133)		(1,684)
Net carrying amount	¥ 9,802		¥ 13,679

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.